Note 30 - Related Party Transactions	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of related party [text block]
30	Related party transactions

As of
December 31, 2019:

▪	San Faustin S.A., a Luxembourg société anonyme (“San Faustin”), owned 713,605,187 shares in the Company, representing 60.45% of the Company’s capital and voting rights.

▪	San Faustin owned all of its shares in the Company through its wholly-owned subsidiary Techint Holdings S.à.r.l., a Luxembourg société à responsabilité limitée (“Techint”), who is the holder of record of the above-mentioned Tenaris shares.

▪	Rocca & Partners Stichting Administratiekantoor Aandelen San Faustin, a private foundation located in the Netherlands (Stichting) (“RP STAK”) held voting shares in San Faustin sufficient in number to control San Faustin.

▪	No person or group of persons controls RP STAK.

Based on the information most recently available to the Company, Tenaris’s directors and senior management as a group owned
0.08%
of the Company’s outstanding shares.

Transactions and balances disclosed as with “non-consolidated parties” are those with companies over which Tenaris exerts significant influence or joint control in accordance with IFRS, but does not
have control. All other transactions and balances with related parties which are not
non-consolidated parties and which are
not
consolidated are disclosed as “Other”. The following transactions were carried out with related parties:

	(all amounts in thousands of U.S. dollars)	Year ended December 31,
		2019	2018	2017
(i)	Transactions
	(a) Sales of goods and services
	Sales of goods to non-consolidated parties	20,577	23,709	32,362
	Sales of goods to other related parties	69,972	131,548	94,624
	Sales of services to non-consolidated parties	5,620	7,641	11,637
	Sales of services to other related parties	4,386	5,647	3,751
		100,555	168,545	142,374
	(b) Purchases of goods and services
	Purchases of goods to non-consolidated parties	174,588	245,186	234,361
	Purchases of goods to other related parties	51,765	106,624	17,711
	Purchases of services to non-consolidated parties	9,404	9,556	12,077
	Purchases of services to other related parties	54,514	46,179	50,794
		290,271	407,545	314,943

	(all amounts in thousands of U.S. dollars)	At December 31,
		2019	2018
(ii)	Period-end balances
	(a) Arising from sales / purchases of goods / services
	Receivables from non-consolidated parties	78,884	122,136
	Receivables from other related parties	10,400	24,419
	Payables to non-consolidated parties	(19,100)	(33,197)
	Payables to other related parties	(7,048)	(17,595)
		63,136	95,763

	(b) Financial debt
	Finance lease liabilities from non-consolidated parties	(2,064)	-
		(2,064)	-

In addition to the tables above, Tenaris issued various guarantees and is party to a commitment in favor of Techgen: for further details, please see note
12
(c) and
25
(ii).
No
other material guarantees were issued in favor of other related parties.

Directors’ and senior management compensation

During the years ended
December 31, 2019,
2018
and
2017,
the cash compensation of Directors and Senior managers amounted to
$33.7
million,
$33.7
million and
$45.8
million respectively. These amounts include cash benefits paid to certain senior managers in connection with the pre-existing retirement plans. In addition, Directors and Senior managers received
468,
558
and
484
thousand units for a total amount of
$4.8
million,
$5.6
million and
$4.7
million respectively in connection with the Employee retention and long term incentive program mentioned in Note O Employee benefits – Other long term benefits.